Related Party Transactions - Additional Information (Detail)					1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 13, 2015 USD ($) shares	Feb. 10, 2014 USD ($) $ / shares shares	Feb. 04, 2014 shares	Jun. 28, 2013 USD ($) shares	Jul. 31, 2013 USD ($)	Jun. 30, 2013 USD ($) shares	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Arrangements shares	Dec. 31, 2013 USD ($) Shareholder shares	Dec. 31, 2011 USD ($) Arrangements	Dec. 31, 2005	Feb. 09, 2015 shares	Jan. 31, 2014 Shareholder	Sep. 30, 2013 Shareholder	Dec. 31, 2012 USD ($)	Nov. 30, 2011 ft²	Dec. 31, 2008 USD ($)
Related Party Transaction [Line Items]
Debt, principal amount converted				$ 20,231,000					$ 6,600,000	$ 20,231,000
Conversion price of notes | $ / shares		$ 10.00
Payable to board of director									2,000	$ 2,000
Initial public offering, number of shares issued | shares			1,900,000
Issuance of warrants to purchase shares of common stock | shares	1,200,000
Proceeds from issuance of common stock	$ 177,500						$ 8,830,057	$ 17,390,240	$ 17,390,240
Lease expiration date									Jul. 31, 2020
San Diego California Facility [Member]
Related Party Transaction [Line Items]
Leased facility, expansion of original premises | ft²																	9,849
Lease expiration date									Oct. 31, 2018
Series A Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion of debt | shares										42,245,834
Director [Member]
Related Party Transaction [Line Items]
Initial public offering, number of shares issued | shares	142,000
Issuance of warrants to purchase shares of common stock | shares													142,000
Proceeds from issuance of common stock	$ 177,500
Nonexecutive [Member]
Related Party Transaction [Line Items]
Lease agreement date of commencement							Mar. 30, 2015
Leased facility, rent expense per month							$ 12,804
Lease facility, refundable security deposit amount							$ 12,804
Lease expiration date							Jul. 31, 2015
Nonexecutive [Member] | San Diego California Facility [Member]
Related Party Transaction [Line Items]
Leased facility, expansion of original premises | ft²							9,849
Aegea Biotechnologies, Inc [Member]
Related Party Transaction [Line Items]
Reimbursement for shared patent costs							$ 25,763
Major Shareholder [Member]
Related Party Transaction [Line Items]
Debt instrument carrying amount										$ 3,905,000
Major Shareholder [Member] | Series A Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Accrued interest on convertible debt converted		$ 3,905,000
Shares issued upon conversion of debt | shares				35,923,845
Non Executive Chairman [Member]
Related Party Transaction [Line Items]
Debt instrument carrying amount		$ 1,479,000								1,554,000
Shares issued upon conversion of debt | shares		164,104
Conversion price of notes | $ / shares		$ 10.00
Number of supplier financing arrangements | Arrangements									2		5
Non Executive Chairman [Member] | Series A Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion of debt | shares				1,993,591
Non Executive Chairman [Member] | Financing Agreements With Supplier [Member]
Related Party Transaction [Line Items]
Related party transaction, outstanding										66,000	$ 256,000
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion of debt | shares		433,883
Initial public offering, number of shares issued | shares									1,900,000
Common Stock [Member] | Major Shareholder [Member]
Related Party Transaction [Line Items]
Conversion price of notes | $ / shares		$ 10.00
Accrued interest [Member]
Related Party Transaction [Line Items]
Accrued interest on convertible debt converted		$ 233,982		$ 2,581,000						$ 2,581,000
Accrued interest [Member] | Major Shareholder [Member]
Related Party Transaction [Line Items]
Accrued interest on convertible debt converted				2,339,000
Accrued interest [Member] | Non Executive Chairman [Member]
Related Party Transaction [Line Items]
Accrued interest on convertible debt converted		87,531		101,000
2008 Convertible Note [Member]
Related Party Transaction [Line Items]
Debt instrument carrying amount																		$ 1,400,000
Debt, principal amount converted		$ 1,400,000			$ 1,400,000
Conversion price of notes | $ / shares		$ 10.00
2008 Convertible Note [Member] | Major Shareholder [Member]
Related Party Transaction [Line Items]
Accrued interest on convertible debt converted		$ 433,821		17,060,000
2008 Convertible Note [Member] | Non Executive Chairman [Member]
Related Party Transaction [Line Items]
Debt, principal amount converted		$ 1,554,000		$ 975,000
2008 Convertible Note [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion of debt | shares		163,399
Goodman Note [Member]
Related Party Transaction [Line Items]
Beneficial owner percentage of company's common stock												5.00%
Debt instrument carrying amount																$ 1,935,000
Debt, principal amount converted						$ 1,935,000
Shares of preferred stock converted into shares of common stock | shares		89,936
Goodman Note [Member] | Series A Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion of debt | shares						3,777,324
Goodman Note [Member] | Accrued interest [Member]
Related Party Transaction [Line Items]
Accrued interest on convertible debt converted						$ 105,000
Line of Credit [Member]
Related Party Transaction [Line Items]
Common stock warrants issued, number of share holders guarantees on company's borrowings | Shareholder										5				5	5
Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of warrants to purchase shares of common stock | shares	1,200,000
Proceeds from issuance of common stock	$ 177,500
Subsequent Event [Member] | Director [Member]
Related Party Transaction [Line Items]
Initial public offering, number of shares issued | shares	142,000
Issuance of warrants to purchase shares of common stock | shares													142,000
Proceeds from issuance of common stock	$ 177,500